Expense Example - (International Small Company Fund)	(International Small Company Fund - Classes A, C, I and R6) Class A 1 year	(International Small Company Fund - Classes A, C, I and R6) Class A 3 years	(International Small Company Fund - Classes A, C, I and R6) Class A 5 years	(International Small Company Fund - Classes A, C, I and R6) Class A 10 years	(International Small Company Fund - Classes A, C, I and R6) Class C 1 year	(International Small Company Fund - Classes A, C, I and R6) Class C 3 years	(International Small Company Fund - Classes A, C, I and R6) Class C 5 years	(International Small Company Fund - Classes A, C, I and R6) Class C 10 years	(International Small Company Fund - Classes A, C, I and R6) Class I 1 year	(International Small Company Fund - Classes A, C, I and R6) Class I 3 years	(International Small Company Fund - Classes A, C, I and R6) Class I 5 years	(International Small Company Fund - Classes A, C, I and R6) Class I 10 years	(International Small Company Fund - Classes A, C, I and R6) Class R6 1 year	(International Small Company Fund - Classes A, C, I and R6) Class R6 3 years	(International Small Company Fund - Classes A, C, I and R6) Class R6 5 years	(International Small Company Fund - Classes A, C, I and R6) Class R6 10 years	(International Small Company Fund - Classes R2, R4 and R5) Class R2 1 year	(International Small Company Fund - Classes R2, R4 and R5) Class R2 3 years	(International Small Company Fund - Classes R2, R4 and R5) Class R2 5 years	(International Small Company Fund - Classes R2, R4 and R5) Class R2 10 years	(International Small Company Fund - Classes R2, R4 and R5) Class R4 1 year	(International Small Company Fund - Classes R2, R4 and R5) Class R4 3 years	(International Small Company Fund - Classes R2, R4 and R5) Class R4 5 years	(International Small Company Fund - Classes R2, R4 and R5) Class R4 10 years	(International Small Company Fund - Classes R2, R4 and R5) Class R5 1 year	(International Small Company Fund - Classes R2, R4 and R5) Class R5 3 years	(International Small Company Fund - Classes R2, R4 and R5) Class R5 5 years	(International Small Company Fund - Classes R2, R4 and R5) Class R5 10 years	(International Small Company Fund - Class NAV) Class NAV 1 year	(International Small Company Fund - Class NAV) Class NAV 3 years	(International Small Company Fund - Class NAV) Class NAV 5 years	(International Small Company Fund - Class NAV) Class NAV 10 years
USD ($)	626	894	1,181	1,999	303	630	1,082	2,157	102	321	557	1,235	92	289	503	1,119	143	445	770	1,690	127	399	691	1,522	97	305	530	1,177	91	286	497	1,107